Changes in allowances for credit loss of loans at amortized cost and other assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		₩ 2,938,866
Transfer (from) to 12 month expected credit losses		0
Transfer (from) to lifetime expected credit losses		0
Transfer (from) to credit- impaired financial assets		0
Provided (reversed)	[1]	728,585
Charge off		(872,381)
Discount		(20,778)
Disposal		(63,320)
Collection		313,095
Others	[1]	(227,378)
Ending balance		2,796,689	₩ 2,938,866
Loans at amortized cost net category | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		730,613
Transfer (from) to 12 month expected credit losses		115,780
Transfer (from) to lifetime expected credit losses		(61,415)
Transfer (from) to credit- impaired financial assets		(2,509)
Provided (reversed)		23,662
Charge off		0
Discount		0
Disposal		(636)
Collection		0
Others		(74,495)
Ending balance		731,000	730,613
Loans at amortized cost net category | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		1,088,259
Transfer (from) to 12 month expected credit losses		(114,614)
Transfer (from) to lifetime expected credit losses		103,502
Transfer (from) to credit- impaired financial assets		(40,729)
Provided (reversed)		159,565
Charge off		0
Discount		0
Disposal		(374)
Collection		0
Others		(167,687)
Ending balance		1,027,922	1,088,259
Loans at amortized cost net category | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		1,053,114
Transfer (from) to 12 month expected credit losses		(1,166)
Transfer (from) to lifetime expected credit losses		(42,087)
Transfer (from) to credit- impaired financial assets		43,238
Provided (reversed)		521,288
Charge off		(851,397)
Discount		(20,778)
Disposal		(59,567)
Collection		311,280
Others		12,221
Ending balance		966,146	1,053,114
Other
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Provided (reversed)	[1]		15,672
Disposal			16
Collection			1,591
Others	[1]		(379)
Other | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		39,048
Transfer (from) to 12 month expected credit losses		581
Transfer (from) to lifetime expected credit losses		(212)
Transfer (from) to credit- impaired financial assets		(94)
Provided (reversed)		(1,998)
Charge off		0
Discount		0
Disposal		0
Collection		0
Others		2,602
Ending balance		39,927	39,048
Other | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		7,666
Transfer (from) to 12 month expected credit losses		(578)
Transfer (from) to lifetime expected credit losses		222
Transfer (from) to credit- impaired financial assets		(2,209)
Provided (reversed)		1,775
Charge off		0
Discount		0
Disposal		(7)
Collection		0
Others		61
Ending balance		6,930	7,666
Other | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		20,166
Transfer (from) to 12 month expected credit losses		(3)
Transfer (from) to lifetime expected credit losses		(10)
Transfer (from) to credit- impaired financial assets		2,303
Provided (reversed)		24,293
Charge off		(20,984)
Discount		0
Disposal		(2,736)
Collection		1,815
Others		(80)
Ending balance		₩ 24,764	₩ 20,166

[1]	As the accounting for the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.